REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	6 Months Ended
Dec. 31, 2019
REVENUE FROM CONTRACTS WITH CUSTOMERS
Summary of disaggregated revenue information

	Six months ended December 31, 2019
	PRC	Non-PRC	Total
Integrated solutions contracts revenue	$210,331	23,810	234,141
Product sales	11,738	923	12,661
Maintenance service contracts	26,772	18,479	45,251
Extended warranty service revenue	1,285	—	1,285

Total	$250,126	43,212	293,338

Summary of contract assets and contract liabilities

	June 3 0 , 2019	December 3 1 , 2019
Contract assets, current	$203,423	232,401
Contract assets, non-current	6,390	7,300
Contract liabilities	141,385	142,025